Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development tax credit receivables	$ 107	$ 68
Prepayments	71	49
Other receivables	68	40
Total prepaid expenses and other current assets	$ 246	$ 157